(Loss)/Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Schedule of (Loss)/Earnings Per Share

	Year Ended March 31,
	2023	2022
(Loss)/profit for the year attributable to Virax	(5,457,494)	(1,708,827)
Basic (loss)/earnings per share attributable to Virax – Ordinary Shares	(0.51)	(0.18)
Diluted (loss)/earnings per share attributable to Virax – Ordinary Shares	(0.51)	(0.18)

Schedule of Diluted (Loss)/Earnings Per Share

Diluted (loss)/earnings per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company's basic and dilutive loss per share as of March 31, 2023 and 2022 are as follows:

	As of March 31,
	2023	2022
Weighted average number of ordinary shares used in basic income per share (Ordinary shares)	10,629,835	9,563,260
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share(1)	10,629,835	9,563,260

(1)
For the years ended March 31, 2023 and 2022, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.